Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2021	2022
	US$	US$
Costs to obtain contracts with customers	—	1,457
Cost to collect tuition fee from third-party payment channel	—	302
Prepaid taxes	341	280
Deposit in third-party payment channel	380	278
Prepaid advertising expenses	—	172
Prepaid professional service fees	119	164
Prepaid rental and other deposits	226	138
Prepaid Directors & Officers insurance	128	120
Others*	1,333	598
Total	2,527	3,509

*The balance as of December 31, 2022 includes US$445 receivable from employees of China Mainland Business and the Group received US$445 from China Mainland Business to transfer the creditor’s rights with employees to China Mainland Business in March 2023.